Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll	$ 3,014	$ 1,490	$ 1,035
Accrued vacation	4,467	3,966	3,308
Accrued bonus	2,927	8,773	6,568
Other accrued expenses		9,561	7,508
Other accrued expenses	12,082	9,603
Total accrued liabilities	$ 22,490	23,832
Total accrued liabilities		$ 23,790	$ 18,419